Schedule of Investments
December 31, 2023 (unaudited)
Greenwich Ivy Long-Short Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 91.61%

Agricultural Chemicals - 0.65%
American Vanguard Corp.			14,277	156,619

Agricultural Inputs - 0.71%
K&S AG (2)			10,771	170,110

Agricultural Production - Crops - 0.73%
Corteva, Inc.			3,656	175,196

Air Transportation, Scheduled - 1.97%
Alaska Air Group, Inc. (2) (3)			5,793	226,333
Frontier Group Holdings, Inc. (2)			24,863	135,752
Southwest Airlines Co.			4,023	116,184

				478,269
Aircraft Engines & Engine Parts - 0.99%
RTX Corp.			2,855	240,220

Arrangement of Transporation of Freight & Cargo - 0.47%
C.H. Robinson Worldwide, Inc.			1,317	113,776

Beverages - 1.63%
Coca Cola Co.			2,556	150,625
Diageo, Plc (2)			847	123,374
Duckhorn Portfolio, Inc. (2)			12,340	121,549

				395,548

Biological Products (No Diagnostic Substances) - 0.21%
Finch Therapeutics Group, Inc. (2)			7,497	27,064
Precision Biosciences, Inc. (2)			62,347	22,757

				49,821

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.82%
The Kraft Heinz Company (3)			4,974	183,939
Lamb Weston Holdings, Inc. (3)			2,382	257,470

				441,409

Cigarettes - 0.51%
Altria Group, Inc.			3,068	123,763

Commercial Banks, Nec - 0.62%
State Street Corp.			1,945	150,660

Communication Equipment - 0.58%
Iridium Communications, Inc. (3)			3,445	141,796

Computer Storage Devices - 0.55%
Pure Storage, Inc. (2)			3,740	133,368

Consumer Finance - 0.63%
ECN Capital Corp. (Canada)			67,936	153,775

Crude Petroleum & Natural Gas - 3.89%
Berry Corp.			15,184	106,744
Chesapeake Energy Corp.			1,697	130,567
Chord Energy Corp.			705	117,192
Crescent Energy Co. Class A			10,326	136,406
Devon Energy Corp.			2,437	110,396
EOG Resources, Inc.			1,021	123,490
Marathon Oil Corp. (3)			3,404	82,241
Murphy Oil Corp.			3,246	138,474

				945,510

Entertainment Facilities - 0.21%
Thunderbird Entertainment Group, Inc. (Canada) (2)			29,501	51,640

Farm Machinery & Equipment - 0.81%
AGCO Corp. (3)			1,620	196,684

Fats & Oils - 1.05%
Darling Ingredients, Inc. (2) (3)			5,140	256,178

Finance Services - 1.07%
CI Financial Corp.			9,287	104,126
Euronext NV (2)			1,792	155,551

				259,677

Gambling - 0.38%
Lottomatica Group SpA (2)			8,580	92,705

Guided Missiles & Space Vehicles & Parts - 0.54%
Lockheed Martin Corp. (3)			290	131,440

Heavy Construction Other Than Building Construction - Contractors - 0.45%
KBR, Inc. (3)			1,977	109,546

Hospital & Medical Service Plans - 3.26%
Cigna Group (3)			1,113	333,288
Elevance Health, Inc. (3)			526	248,041
Humana, Inc. (3)			457	209,219

				790,548

Hotels, Rooming House, Camps & Other Lodging Places - 1.37%
Hilton Grand Vacations, Inc. (2) (3)			6,281	252,370
Sonder Holdings, Inc. (2)			23,712	80,384

				332,754

Industrial Organic Chemicals - 0.59%
International Flavors & Fragrances, Inc. (3)			1,777	143,884

Insurance - Specialty - 1.90%
Just Group PLC (United Kingdom) (2)			186,324	203,884
Volkswagen AG (Germany) (2)			1,970	257,535

				461,419

Internet Retail - 0.76%
Delivery Hero SE (Germany) (2)			6,707	185,130

Investment Advice - 1.15%
Deutsche Post AG (2)			5,656	279,998

Laboratory Analytical Instruments - 0.60%
Avantor, Inc. (2) (3)			6,388	145,838

Lumber & Wood Products (No Furniture) - 0.62%
Louisiana-Pacific Corp. (3)			2,115	149,805

Luxury Goods - 0.99%
Kering SA (2)			260	114,494
LVMH Moet Hennesy Louis Vuitton SE			155	125,495

				239,989

Measuring & Controlling Devices - 0.52%
Thermo Fisher Scientific, Inc. (3)			238	126,328

Medical Care Facilities - 0.14%
Dentalcorp Holdings, Ltd. (2)			6,487	34,066

Men's & Boys' Furnishings, Work Clothing & Allied garments - 0.97%
V F Corp. (3)			12,561	236,147

Metal Mining - 3.01%
Anglo American PLC (United Kingdom) (2)			8,365	209,984
Freeport-McMoran, Inc. (2) (3)			6,831	290,796
Vale SA ADR			14,571	231,096

				731,876

Miscellaneous Food Preparations & Kindred Products - 0.59%
McCormick & Co., Inc. (3)			2,092	143,135

Mobile Homes - 0.56%
Skyline Champion Corporation (2) (3)			1,841	136,713

Motor Vehicles & Passenger Car Bodies - 1.15%
General Motors Co. (3)			7,794	279,960

National Commercial Bannks - 1.79%
Bank of America Corp. (3)			4,520	152,188
Northern Trust Corp.			1,737	146,568
Regions Financial Corp. (2)			7,070	137,017

				435,773

Oil & Gas - 0.49%
TC Energy Corp. (Canada)			3,019	117,902

Oil & Gas Integrated - 0.54%
Equinor ASA			4,156	131,583

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.87%
Zimmer Biomet Holdings, Inc. (3)			1,733	210,906

Perfumes, Cosmetics & Other Toilet Preparations - 0.47%
Estee Lauder Cos., Inc. Class A (3)			781	114,221

Pharmaceutical Preparations - 0.74%
Pfizer, Inc.			6,207	178,699

Pipe Lines (No Natural Gas) - 0.70%
Enbridge, Inc. (Canada)			4,701	169,190

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.55%
Albemarle Corporation			926	133,788

Primary Production of Aluminum - 1.24%
Alcoa Corp. (3)			8,836	300,424

Radio & TV Broadcasting & Communications Equipment - 0.71%
Planet Labs PBC Class A (2)			69,872	172,584

Radiotelephone Communications - 0.71%
T-Mobile US, Inc. (3)			1,081	173,317

Railroads, Line-Hauling Operating - 3.05%
Alstom S.A.			12,758	171,500
Canadian National Railway Co. (Canada)			941	118,250
CSX Corp.			4,262	147,764
Norfolk Southern Corp. (3)			1,280	302,566

				740,080

Real Estate Agents & Managers - 1.10%
Douglas Elliman, Inc. (2)			59,350	175,082
Marriot Vacations Worldwide Corp. (2) (3)			1,076	91,342

				266,424
Residential Construction - 0.84%
Persimmon PLC (United Kingdom)			11,525	203,922

Retail-Auto & Home Supply Stores - 0.64%
Advanced Auto Parts, Inc. (2)			700	42,721
CarParts.com, Inc. (2)			35,902	113,450

				156,171

Retail - Catalog & Mail-Order Houses - 4.10%
Amazon.com, Inc. (2) (3)			6,559	996,574

Retail - Grocery Stores 0.48%
Grocery Outlet Holding Corp. (2)			4,326	116,629

Retail - Retail Stores, Nec - 1.71%
JD.com, Inc. ADR (2)			9,316	269,139
Leslie's, Inc. (2)			21,270	146,976

				416,115

Rubber & Plastics Footwear - 0.56%
NIKE, Inc. Class B			1,254	136,147

Security Brokers, Dealers & Flotation Companies - 2.83%
Charles Schwab Corp. (2) (3)			5,265	362,232
MarketAxess Holdings, Inc.			540	158,139
Morgan Stanley (2) (3)			1,778	165,798

				686,169

Semiconductors & Related Devices - 4.01%
Alphawave IP Group, Plc. (2)			179,187	293,998
Amkor Technology, Inc. (3)			8,395	279,302
Soitec S.A. (France) (2)			801	143,036
Taiwan Semiconductor Manufacturing Co. Ltd. ADR			2,477	257,608

				973,944

Services-Amusement & Recreation Services - 0.62%
Live Nation Entertainment, Inc. (2) (3)			1,617	151,351

Services - Auto Rental & Leasing (No Drivers) - 1.10%
U-Haul Holding Co. (2) (3)			3,737	268,317

Services - Automotive Repair, Services & Parking - 0.51%
Driven Brands Holdings, Inc. (2)			8,631	123,078

Services - Business Services - 1.31%
Alight, Inc. Class A (2)			22,551	192,360
PayPal Holdings, Inc. (2)			2,046	125,645

				318,005

Services - Commercial Physical & Biological Research - 0.82%
Charles River Laboratories International, Inc. (2)			843	199,285

Services - Computer Processing & Data Preparation - 1.12%
Applied Digital Corp. (2)			13,080	88,159
Shutterstock, Inc. (3)			3,794	183,174

				271,333

Services - Computer Programming, Data Processing, Etc. - 4.79%
Magnite, Inc. (2) (3)			15,801	147,581
Match Group, Inc. (2) (3)			7,666	279,809
Meta Platforms, Inc. Class A (2) (3)			2,080	736,237

				1,163,627

Services - Engineering Services - 0.60%
Galliford Try PLC (United Kingdom)			51,067	146,367

Services - Management Services - 0.48%
R1 RCM, Inc. (2)			11,081	117,126

Services - Miscellaneous Amusement & Recreation - 1.42%
Topgolf Callaway Brands Corp. (2) (3)			8,419	120,728
Vail Resorts, Inc. (3)			1,053	224,784

				345,512

Services - Miscellaneous Business Services - 0.76%
Sea, Ltd. ADR (2)			4,583	185,611

Services - Miscellaneous Equipment Rental & Leasing - 0.68%
WillScot Mobile Mini Holdings Corp. (2)			3,688	164,116

Services - Prepackaged Software - 0.60%
Zeta Global Holdings Corp. Class A (2) (3)			16,397	144,622

Ship & Boat Building & Repairing - 0.52%
Mastercraft Boat Holdings, Inc. (2)			5,596	126,693

Software Application - 0.67%
Constellation Software, Inc. (Canada)			66	163,599

Special Industry Machinery - 0.61%
ASML Holding NV			196	148,356

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.12%
ArcelorMittal S.A.			9,580	271,976

Sugar & Confectionery Products - 0.54%
Hershey Co. (3)			708	132,000

Telecom Services - 0.53%
Helios Towers PLC (United Kingdom) (2)			114,539	129,857

Transportation Services - 1.21%
GXO Logistics, Inc. (2)			2,096	128,191
RXO, Inc. (2)			7,112	165,425

				293,616

Trucking & Courier Services (No Air) - 0.81%
United Parcel Service, Inc. Class B (3)			1,246	195,909

Utilities - 1.08%
Drax Group, Plc. (2)			41,911	261,445

Water Supply - 1.06%
Essential Utilities, Inc. (3)			6,914	258,238

Wholesale - Chemicals & Allied Products - 0.60%
Ashland, Inc. (3)			1,715	144,592

Wholesale - Groceries & Related Products - 0.55%
SYSCO Corp.			1,814	132,658

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.72%
GE Healthcare Technologies, Inc.			2,253	174,202

Total Common Stock			(Cost $ 21,219,888)	22,247,353

Exchange Traded Funds - (5) 14.02%

iShares 20+ Year Treasury Bond ETF (3)			2,519	249,079
iShares Micro-Cap ETF (3)			4,981	577,945
SPDR S&P MidCap 400 ETF Trust (3)			1,210	613,930
Vanguard Small-Cap ETF (3)			9,203	1,963,276

Total Exchange Traded Funds			(Cost $ 2,954,767)	3,404,230

Real Estate Investment Trusts - 8.32%

Easterly Government Properties, Inc. (3)			78,236	1,051,492
Extra Space Storage, Inc. (3)			1,791	287,151
Gladstone Land Corp.			10,688	154,442
Howard Hughes Holdings, Inc. (2) (3)			1,669	142,783
Kimco Realty Corp. (3)			7,123	151,791
Public Storage (3)			766	233,630

Total Real Estate Investment Trusts			(Cost $ 1,965,423)	2,021,289

Preferred Securities - 5.98%

Consumer Finance - 0.16%
ECN Capital Corp., 7.937%, 06/30/2027			3,044	36,725

Electric & Other Services Combined - 1.60%
Duke Energy Corp., 5.750%, due 6/15/2024			7,891	192,540
Nextera Energy, Inc., 6.926%, 9/01/2025			5,146	196,166

				388,706
Fire, Marine & Casualty Insurance - 0.85%
Allstate Cop., 5.100%, due 10/15/2024			9,728	206,331

Life Insurance - 0.79%
Metlife, Inc., 4.000%, 12/12/2022 Pfd.			8,302	191,361

National Commercial Banks - 0.33%
Washington Federal, Inc., 4.875%, due 4/15/2026			5,366	80,866

Security Brokers, Dealers & Flotation Companies - 0.50%
Charles Schwab Corp., 5.950%, 12/01/2023			4,883	122,563

State Commercial Banks - 0.40%
Bank of Hawaii Corp., 4.375%, due 8/01/2026			5,758	96,331

Telephone Communications (No Radiotelephone) - 0.55%
AT&T, Inc., 4.750%, due 2/18/2025			6,805	134,263

Wholesale - Chemicals & Allied Products - 0.80%
Axis Capital Holdings, Ltd., 5.500%, 11/24/2023			9,293	194,317

Total Preferred Securities			(Cost $ 1,423,769)	1,451,463

Money Market Registered Investment Companies - 0.38%

First American Treasury Obligations Fund Class X - 5.250%			92,911	92,911

Total Money Market Registered Investment Companies			(Cost $ 92,911)	92,911

Total Investments - 120.36%			(Cost $ 27,778,335)	29,230,111

Liabilities in Excess of Other Assets - -20.36%				(4,944,467)

Total Net Assets - 100.00%				24,285,644

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
Celsius Holdings, Inc,, Strike $28.33	33	1/19/2024	93,489	132
Energy Select Sector SPDR., Strike $95.00	11	6/21/2024	104,500	12,518
FLUOR Corp., Strike $30.00	27	1/19/2024	81,000	135
FLUOR Corp., Strike $32.50	20	1/19/2024	65,000	80

	91		343,989	12,865

Options Sold Short

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
Advance Auto Parts, Inc., January 19, 2024, Put @ $70.00	-17	1/19/2024	(119,000)	(16,184)
Amazon.com, Inc., January 19, 2024, Put @ $117.50	-166	1/19/2024	(1,950,500)	(664)
Target Corporation, January 19, 2024, Put @ $125.00	-20	1/19/2024	(250,000)	(280)
The Walt Disney Company, January 19, 2024, Put @ $80.00	-152	1/19/2024	(1,216,000)	(1,368)

	-355		(3,535,500)	(18,496)

Common Stocks - Sold Short - -71.25%
Air - Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - -0.85%
Lennox International, Inc.			(457)	(204,517)

Aircraft Part & Auxiliary Eqiupment - -0.91%
TransDigm Group, Inc.			(220)	(222,552)

Apparel & Other Finished Products of Fabrics & Similar Materials - -5.69%
Lululemon Athletica, Inc. (2)			(2,708)	(1,384,573)

Apparel, Footwear & Accessories Design - -1.39%
Hermes International S.C.A. (2)			(161)	(340,950)

Beverages - -0.69%
Vita Coco Co., Inc. (2)			(6,495)	(166,597)

Bottled & Canned Soft Drinks Carbonated Waters - -0.61%
Celsius Holdings, Inc. (2)			(2,724)	(148,513)

Computer Communications Equipment - -0.67%
Arista Networks, Inc. (2)			(690)	(162,502)

Computer Peripheral Equipment - -1.38%
Logitech International S.A. (2)			(1,898)	(180,424)
Palo Alto Networks, Inc. (2)			(527)	(155,402)

				(335,826)

Computer Storage Devices - -0.67%
Western Digital Corporation (2)			(3,115)	(163,133)

Department Stores - -0.71%
Marks and Spencer Group, PLC.			(49,492)	(171,737)

Electronic & Other Electrical Equipment (No Computer Equipment) - -0.77%
General Electric Co.			(1,470)	(187,616)

Engines & Turbines - -0.47%
BWX Technologies, Inc.			(1,485)	(113,944)

Finance Services - -0.60%
FactSet Research Systems, Inc.			(305)	(145,500)

Fire, Marine & Casualty Insurance - -0.55%
The Progressive Corporation (2)			(845)	(134,592)

Food and Kindred Products - -0.73%
Bellring Brands, Inc. (2)			(3,215)	(178,208)

Hotels & Motels - -1.28%
Hilton Worldwide Holdings, Inc.			(772)	(140,574)
Marriott International, Inc. Class A			(751)	(169,358)

				(309,932)

Household & Personal Products - -1.01%
L'Oreal SA (2)			(493)	(245,201)

Industrial Instruments For Measurement, Display & Control - -0.79%
Roper Technologies, Inc.			(352)	(191,900)

Investment Advice - -0.87%
Ares Management Corp.			(1,786)	(212,391)

Lodging - -0.78%
InterContinental Hotels Group, PLC. (2)			(2,084)	(188,220)

Lumber & Wood Products (No Furniture) - -1.00%
Trex Co., Inc. (2)			(2,942)	(243,568)

Miscellaneous Industrial & Commercial Machinery & Equipment - -0.63%
Eaton Corp. PLC (Ireland)			(637)	(153,402)

Motor Vehicles & Passenger Car Bodies - -1.72%
Ferrari NV (2)			(794)	(268,713)
Paccar, Inc.			(1,533)	(149,698)

				(418,411)

Newspapers: Publishing or Publishing & Printing - -0.72%
The New York Times Company (2)			(3,568)	(174,796)

Operative Builders - -0.66%
Pultegroup, Inc.			(1,551)	(160,094)

Perfumes, Cosmetics & Other Toilet Preparations - -0.47%
e.l.f. Beauty, Inc. (2)			(791)	(114,173)

Plastics Products, NEC - -0.85%
Azek Co., Inc. Class A (2)			(5,397)	(206,435)

Retail - Auto & Home Supply Stores - -0.83%
O'Reilly Automotive, Inc. (2)			(211)	(200,467)

Retail- Auto Dealers & Gasoline Stations - -1.93%
Carvana Co. Class A (2)			(2,627)	(139,073)
Copart, Inc. (2)			(3,142)	(153,958)
Group 1 Automotive, Inc.			(579)	(176,445)

				(469,476)

Retail - Building Materials, Hardware, Garden Supply - -0.60%
Fastenal Co.			(2,260)	(146,380)

Retail - Eating Places - -2.03%
Chipotle Mexican Grill, Inc. (2)			(65)	(148,652)
Mitchells & Butlers PLC (United Kingdom) (2)			(54,520)	(179,044)
Wingstop, Inc.			(641)	(164,468)

				(492,164)

Retail - Family Clothing Stores - -1.97%
Abercrombie & Fitch Co. (2)			(2,251)	(198,583)
Ross Stores, Inc.			(1,128)	(156,104)
The TJX Cos., Inc.			(1,331)	(124,861)

				(479,548)

Retail - Home Furniture, Furnishings & Equipment Stores - -0.70%
Williams Sonoma, Inc. (2)			(841)	(169,697)

Retail - Lumber & Other Building Materials Dealers - -0.65%
Builders FirstSource, Inc. (2)			(952)	(158,927)

Retail - Miscellaneous Retail - -0.55%
Winmark Corp.			(317)	(132,363)

Rubber & Plastics Footwear - -2.43%
Deckers Outdoor Corp. (2)			(882)	(589,555)

Retail - Variety Stores - -3.50%
Costco Wholesale Corp.			(1,288)	(850,183)

Semiconductors & Related Devices - -1.98%
Broadcom, Inc.			(431)	(481,104)

Services - Business Services - -6.51%
Broadridge Financial Solutions, Inc.			(745)	(153,284)
Fair Isaac Corp. (2)			(541)	(629,730)
Mastercard, Inc. Class A			(447)	(190,650)
Uber Technologies, Inc. (2)			(9,865)	(607,388)

				(1,581,052)

Services-Commercial Physical & Biological Research - -0.37%
Icon, Plc. (2)			(316)	(89,450)

Services-Computer Processing & Data Preparation - -0.56%
Verisk Analytics, Inc.			(571)	(136,389)

Services-Computer Programming, Data Processing, Etc. - -0.74%
Zscaler, Inc. (2)			(808)	(179,020)

Services-Engineering Services - -0.57%
Stantec, Inc.			(1,723)	(138,167)

Services-Miscellaneous Amusement & Recreation - -0.40%
DraftKings, Inc. Class A (2)			(2,729)	(96,197)

Services-Personal Services - -0.52%
Yelp, Inc. (2)			(2,643)	(125,120)

Services - Prepackaged Software - -12.49%
Adobe, Inc. (2)			(312)	(186,139)
AppFolio, Inc. (2)			(1,121)	(194,202)
AvePoint, Inc. (2)			(17,876)	(146,762)
Bentley Systems, Inc.			(2,540)	(132,537)
Braze, Inc. (2)			(2,540)	(130,169)
Cadense Design Systems, Inc. (2)			(843)	(229,608)
CrowdStrike Holdings, Inc. (2)			(773)	(197,362)
CyberArk Software, Ltd. (2)			(799)	(175,021)
Duolingo, Inc. (2)			(829)	(188,059)
Guidewire Software, Inc. (2)			(1,696)	(184,932)
Manhattan Associates, Inc.			(747)	(160,844)
Monday.com Ltd. (Israel) (2)			(667)	(125,269)
MongoDB, Inc. (2)			(475)	(194,204)
QUALYS, Inc. (2)			(847)	(166,249)
ServiceNow, Inc. (2)			(205)	(144,830)
SPS Commerce, Inc. (2)			(797)	(154,491)
Synopsys, Inc. (2)			(265)	(136,451)
Varonis Systems, Inc. (2)			(4,119)	(186,508)

				(3,033,637)

Specialty Business Services - -0.71%
RELX, Plc. (2)			(4,348)	(172,255)

Television Broadcasting Stations - 0.00%
Atlanta Braves Holdings, Inc. (2)			(1)	(40)

Transportation Services - -1.32%
Booking Holdings, Inc. (2)			(38)	(134,794)
XPO Logistics, Inc. (2)			(2,130)	(186,567)

				(321,361)

Trucking (No Local) - -0.69%
Landstar System, Inc.			(865)	(167,507)

Wholesale - Drugs Proprietaries & Druggists' Sundries - -0.60%
McKesson Corp.			(313)	(144,913)

Wholesale - Durable Goods - -0.60%
W.W. Grainger, Inc. (2)			(176)	(145,849)

Wholesale - Machinery, Equipment & Supplies - -0.50%
Applied Industrial Technologies, Inc.			(709)	(122,437)

Total Common Stocks Sold Short			(Cost $ -14,652,301)	(17,302,541)

Exchange- Traded Funds Sold Short (5) - -29.76%

Invesco QQQ Trust			(11,709)	(4,795,070)
Vanguard Information Technology Index ETF (2)			(5,023)	(2,431,132)

Total Exchange-Traded Funds			(Cost $ -6,737,057)	(7,226,202)
Real Estate Investment Trusts Sold Short - -1.18%

Tanger, Inc.			(4,972)	(137,824)
Welltower, Inc.			(1,655)	(149,231)

Total Real Estate Investment Trusts			(Cost $ -243,187)	(287,055)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (6)
Level 1 - Quoted Prices			$29,230,111	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$29,230,111	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $15,624,587.29
(4) Variable rate security; the rate shown represents the yield at December 31, 2023.
(5) Exchange-traded fund.